INCOME TAXES (Details 4)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory Rate	21.00%	21.00%
State Tax	7.67%	6.98%
Permanent Differences	(2.19%)	(0.57%)
Changes in VA	(22.18%)	(28.06%)
NOL Expiration	(5.25%)	0.00%
Prior Year True-ups	(0.28%)	0.65%
Total	(0.13%)	0.00%